FINANCIAL (INCOME) LOSS	6 Months Ended
Jun. 30, 2013
FINANCIAL (INCOME) LOSS [Abstract]
FINANCIAL (INCOME) LOSS

NOTE 7: FINANCIAL (INCOME) LOSS

	June 30, 2013	June 30, 2012

Financial income:
Interest income on short-term deposits	$(60)	$-
Revaluation of warrants related to share purchase agreement	(56)	-
Foreign currency adjustments gains and other	(2)	(32)
	-	-

Total Financial income	(118)	(32)

Financial expenses:
Interest expense	14	300
Revaluation of warrants related to share purchase agreement	-	359
Exercise of series A Warrants related to share purchase agreement	-	529
Embedded conversion feature in the convertible debenture	-	2,064
Others	-	82

Total financial expenses	14	3,334

Total financial (income) loss, net	$(104)	$3,302